UNAUDITED CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($)	Class A ordinary shares Common Stock	Class B ordinary shares Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Sep. 03, 2020	$ 0	$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Sep. 03, 2020	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B ordinary shares to Sponsor		$ 1,035	23,965		25,000
Issuance of Class B ordinary shares to Sponsor (in shares)		10,350,000
Net income/ loss				(12,681)	(12,681)
Balance at the end at Dec. 31, 2020	$ 0	$ 1,035	23,965	(12,681)	12,319
Balance at the end (in shares) at Dec. 31, 2020	0	10,350,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Excess cash received over the fair value of the private warrants			3,084,000		3,084,000
Accretion to Class A ordinary share redemption amount			(3,107,965)	(33,727,363)	(36,835,328)
Net income/ loss				(4,461,996)	(4,461,996)
Balance at the end at Mar. 31, 2021		$ 1,035		(38,202,040)	(38,201,005)
Balance at the end (in shares) at Mar. 31, 2021		10,350,000
Balance at the beginning at Dec. 31, 2020	$ 0	$ 1,035	23,965	(12,681)	12,319
Balance at the beginning (in shares) at Dec. 31, 2020	0	10,350,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/ loss					5,409,084
Balance at the end at Sep. 30, 2021		$ 1,035		(28,330,960)	(28,329,925)
Balance at the end (in shares) at Sep. 30, 2021		10,350,000
Balance at the beginning at Dec. 31, 2020	$ 0	$ 1,035	23,965	(12,681)	12,319
Balance at the beginning (in shares) at Dec. 31, 2020	0	10,350,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Excess cash received over the fair value of the private warrants			3,084,000	0	3,084,000
Accretion to Class A ordinary share redemption amount			(3,107,965)	(33,727,362)	(36,835,327)
Net income/ loss			0	1,320,429	1,320,429
Balance at the end at Dec. 31, 2021		$ 1,035	0	(32,419,614)	(32,418,579)
Balance at the end (in shares) at Dec. 31, 2021		10,350,000
Balance at the beginning at Mar. 31, 2021		$ 1,035		(38,202,040)	(38,201,005)
Balance at the beginning (in shares) at Mar. 31, 2021		10,350,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/ loss				(2,678,181)	(2,678,181)
Balance at the end at Jun. 30, 2021		$ 1,035		(40,880,221)	(40,879,186)
Balance at the end (in shares) at Jun. 30, 2021		10,350,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/ loss				12,549,261	12,549,261
Balance at the end at Sep. 30, 2021		$ 1,035		(28,330,960)	(28,329,925)
Balance at the end (in shares) at Sep. 30, 2021		10,350,000
Balance at the beginning at Dec. 31, 2021		$ 1,035	0	(32,419,614)	(32,418,579)
Balance at the beginning (in shares) at Dec. 31, 2021		10,350,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/ loss				9,222,780	9,222,780
Balance at the end at Mar. 31, 2022		$ 1,035		(23,196,834)	(23,195,799)
Balance at the end (in shares) at Mar. 31, 2022		10,350,000
Balance at the beginning at Dec. 31, 2021		$ 1,035	$ 0	(32,419,614)	(32,418,579)
Balance at the beginning (in shares) at Dec. 31, 2021		10,350,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/ loss					16,278,679
Balance at the end at Sep. 30, 2022		$ 1,035		(18,558,729)	(18,557,694)
Balance at the end (in shares) at Sep. 30, 2022		10,350,000
Balance at the beginning at Mar. 31, 2022		$ 1,035		(23,196,834)	(23,195,799)
Balance at the beginning (in shares) at Mar. 31, 2022		10,350,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion to Class A ordinary share redemption amount				(545,708)	(545,708)
Net income/ loss				2,287,306	2,287,306
Balance at the end at Jun. 30, 2022		$ 1,035		(21,455,236)	(21,454,201)
Balance at the end (in shares) at Jun. 30, 2022		10,350,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion to Class A ordinary share redemption amount				(1,872,086)	(1,872,086)
Net income/ loss				4,768,593	4,768,593
Balance at the end at Sep. 30, 2022		$ 1,035		$ (18,558,729)	$ (18,557,694)
Balance at the end (in shares) at Sep. 30, 2022		10,350,000